Accounts Receivable, net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, net	Accounts Receivable, net
Accounts receivable, net consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Accounts receivable	2,087,509	1,336,500	170,257
Less: allowance for credit losses	(966,947)	(947,396)	(120,689)
Accounts receivable, net	1,120,562	389,104	49,568
The movement of allowance for credit losses was as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Beginning balance	1,495,119	966,947	123,180
Write off	(1,318,165)	-	-
Addition	789,993	-	-
Recovery	-	(19,551)	(2,491)
Ending balance	966,947	947,396	120,689